Commitments and Contingencies - Additional Information (Details) - Commitement For The Purchase Of Equipment [Member] $ in Millions	Sep. 30, 2021 USD ($)
Loss Contingencies [Line Items]
Purchase Obligation	$ 53.1
Within Next Twelve Months [Member]
Loss Contingencies [Line Items]
Purchase Obligation	44.8
Greater Than Twelve Months [Member]
Loss Contingencies [Line Items]
Purchase Obligation	$ 8.3